OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated September 12, 2007

to Class A Shares and Class C Shares Prospectus, dated June 4, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Class A Shares and Class C Shares Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “More About the Funds – The Portfolio Managers – Analytic Investors, Inc.” is amended by replacing the section in its entirety with the following:

Analytic Investors, Inc.	Harindra de Silva, Ph.D., CFA (Co-Manager: Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Asset Allocation Funds)	President and Portfolio Manager, Analytic.
	Gregory McMurran (Co-Manager: Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Asset Allocation Funds)	Chief Investment Officer and Portfolio Manager, Analytic.

1

Dennis M. Bein, CFA (Co-Manager: Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Asset Allocation Funds)	Chief Investment Officer and Portfolio Manager, Analytic.
Steven Sapra, CFA (Co-Manager: Old Mutual Analytic Defensive Equity Fund and Asset Allocation Funds)	Portfolio Manager, Analytic.
Scott Barker, CFA (Co-Manager: Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund)	Portfolio Manager, Analytic.
Robert Murdock, Ph.D., CFA (Co-Manager: Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund	Portfolio Manager, Analytic.
David Krider (Co-Manager: Old Mutual Analytic Global Defensive Equity Fund)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., from 1996 to 2005.

The section of the Prospectus entitled “More About the Funds – The Portfolio Managers – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc.	Robert C. Schletter, CFA (Co-Manager)	Chairman of Investment Policy Committee, Clay Finlay.
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
	Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Jonathan D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.

2

Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, 1997 to 2005.
Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, 1984 to 2002.

Henrik Strabo (Co-Manager)	Chief Investment Officer and Director, Clay Finlay, since September 2006; Chief Investment Officer, International Equities, American Century, 1993 to August 2006.
Christopher Lively, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since November 2006; Senior Portfolio Manager, Legg Mason, 2000 to October 2006.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-149 09/2007

3

OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated September 12, 2007

to Class Z Shares and Institutional Class Shares Prospectus, dated June 4, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Class Z Shares and Institutional Class Shares Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “More About the Funds – The Portfolio Managers – Analytic Investors, Inc.” is amended by replacing the section in its entirety with the following:

Analytic Investors, Inc.	Harindra de Silva, Ph.D., CFA (Co-Manager: Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Asset Allocation Funds)	President and Portfolio Manager, Analytic.
	Gregory McMurran (Co-Manager: Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Asset Allocation Funds)	Chief Investment Officer and Portfolio Manager, Analytic.

Dennis M. Bein, CFA (Co-Manager: Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Asset Allocation Funds)	Chief Investment Officer and Portfolio Manager, Analytic.
Steven Sapra, CFA (Co-Manager: Old Mutual Analytic Defensive Equity Fund and Asset Allocation Funds)	Portfolio Manager, Analytic.
Scott Barker, CFA (Co-Manager: Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund)	Portfolio Manager, Analytic.
Robert Murdock, Ph.D., CFA (Co-Manager: Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund	Portfolio Manager, Analytic.
David Krider (Co-Manager: Old Mutual Analytic Global Defensive Equity Fund)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., from 1996 to 2005.

The section of the Prospectus entitled “More About the Funds – The Portfolio Managers – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc.	Robert C. Schletter, CFA (Co-Manager)	Chairman of Investment Policy Committee, Clay Finlay.
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
	Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Jonathan D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.

Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, 1997 to 2005.
Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, 1984 to 2002.

Henrik Strabo (Co-Manager)	Chief Investment Officer and Director, Clay Finlay, since September 2006; Chief Investment Officer, International Equities, American Century, 1993 to August 2006.
Christopher Lively, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since November 2006; Senior Portfolio Manager, Legg Mason, 2000 to October 2006.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-150	09/2007